Premises and Equipment (FY)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Premises and Equipment
13. Premises and Equipment

A summary of premises and equipment as of December 31, 2020 and 2019 is as follows:

	As of December 31,
	2020	2019	Estimated Useful Lives
Furniture, fixtures and leasehold improvements	$36,614	$35,656	3 – 7 years
Office equipment	994	967	5 years
Computer equipment and software	17,868	17,447	3 – 5 years
Aircraft	3,100	3,100	5 years
Premises and equipment, at cost	58,576	57,170
Accumulated depreciation and amortization	(50,706)	(48,299)
Premises and equipment, net	$7,870	$8,871

In August 2019, the Company acquired a 12.5% interest in an aircraft which is being amortized over five years.

Total depreciation and amortization expense related to premises and equipment of $2.3 million, $2.5 million and $3.9 million was recognized for the years ended December 31, 2020, 2019 and 2018, respectively.